UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05767

Deutsche Strategic Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2017

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2017

Semiannual Report
to Shareholders

Deutsche Strategic Municipal Income Trust

Ticker Symbol: KSM

Contents

3 Performance Summary

5 Portfolio Management Team

5 Portfolio Summary

7 Investment Portfolio

23 Statement of Assets and Liabilities

24 Statement of Operations

25 Statement of Cash Flows

26 Statements of Changes in Net Assets

27 Financial Highlights

30 Notes to Financial Statements

39 Dividend Reinvestment and Cash Purchase Plan

42 Additional Information

44 Privacy Statement

The fund's investment objective is to provide a high level of current income exempt from federal income tax.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.

Deutsche Asset Management represents the asset management activities conducted by Deutsche Bank AG or any of its subsidiaries.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2017 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit deutschefunds.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/17
Deutsche Strategic Municipal Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	6.69%	1.03%	5.17%	7.47%
Based on Market Price(a)	8.41%	–0.86%	3.56%	7.44%
Bloomberg Barclays Municipal Bond Index(b)	5.16%	1.46%	3.31%	4.58%
Morningstar Closed-End High-Yield Municipal Funds Category(c)	6.42%	1.64%	6.10%	5.59%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2017 was 2.35% (1.15% excluding interest expense).

(b) The unmanaged, unleveraged Bloomberg Barclays Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End High-Yield Municipal Funds category represents high-yield muni portfolios that typically invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as Standard & Poor's or Moody's at the level of BBB and below (considered part of the high-yield universe within the municipal industry). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High-Yield Municipal Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/17	As of 11/30/16
Net Asset Value	$ 12.57	$ 12.15
Market Price	$ 12.70	$ 12.08
Premium (discount)	1.03%	(0.58)%

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/17: Income Dividends (common shareholders)	$ .35
Capital Gains Dividend (common shareholders)	$ .03
May Income Dividend (common shareholders)	$ .0575
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/17†	5.49%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/17†	5.43%
Tax Equivalent Distribution Rate (Based on Net Asset Value) as of 5/31/17†	9.70%
Tax Equivalent Distribution Rate (Based on Market Price) as of 5/31/17†	9.59%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2017. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund's distribution rate and a marginal income tax rate of 43.4%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Rebecca L. Flinn, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

— Joined Deutsche Asset Management in 1986.

— BA, University of Redlands, California.

A. Gene Caponi, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset Management in 1998.

— BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Carol L. Flynn, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset Management in 1994.

— Co-Head of Municipal Bonds.

— BS, Duke University; MBA, University of Connecticut.

Portfolio Summary (Unaudited)

Asset Allocation (As a % of Investment Portfolio)	5/31/17	11/30/16

Revenue Bonds	71%	75%
Escrow to Maturity/Prerefunded Bonds	14%	12%
General Obligation Bonds	9%	8%
Lease Obligations	6%	5%
	100%	100%

Quality	5/31/17	11/30/16

AAA	3%	3%
AA	28%	27%
A	31%	31%
BBB	18%	20%
BB	6%	3%
B	1%	2%
CC	0%	1%
Not Rated	13%	13%
	100%	100%

The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings, Inc. ("Fitch") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State/Territory Allocations (As a % of Investment Portfolio)	5/31/17	11/30/16

Texas	14%	14%
California	12%	12%
Florida	8%	8%
Massachusetts	6%	6%
Washington	5%	3%

Interest Rate Sensitivity	5/31/17	11/30/16

Effective Maturity	5.1 years	5.7 years
Modified Duration	5.1 years	5.3 years

Leverage (As a % of Total Assets)	5/31/17	11/30/16

	40%	40%

Effective maturity is the weighted average of the maturity date of bonds held by the fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund's sensitivity to movements in interest rates based on the current interest rate environment.

Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.

Portfolio holdings and characteristics are subject to change.

For more complete details about the fund's investment portfolio, see page 7. A fact sheet is available on deutschefunds.com or upon request. Please see the Additional Information section on page 42 for contact information.

Investment Portfolio as of May 31, 2017 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 138.1%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	372,476
Arizona 1.2%
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,728,476
California 16.0%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, 5.75%, 6/1/2047	470,000	473,478
Series A-1, Prerefunded, 5.75%, 6/1/2047	30,000	30,000
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2034	1,000,000	1,105,460
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	1,310,000	1,904,098
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,031,110
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,586,495
California, State General Obligation:
5.0%, 11/1/2043	1,500,000	1,725,810
5.25%, 4/1/2035	1,230,000	1,416,935
5.5%, 3/1/2040	1,000,000	1,111,930
5.75%, 4/1/2031	1,000,000	1,087,690
6.0%, 4/1/2038	1,000,000	1,093,140
6.5%, 4/1/2033	1,950,000	2,149,329
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	1,000,000	1,130,920
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,179,780
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	211,844
Series A, 144A, 5.25%, 12/1/2056	735,000	803,752
Series A, 5.5%, 12/1/2054	195,000	213,925
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,135,170
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	588,525
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,112,830
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	489,144
		22,581,365
Colorado 2.6%
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	256,481
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	813,880
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	470,034
Series A, 5.0%, 12/1/2035	250,000	273,595
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,164,540
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	600,000	667,884
		3,646,414
Connecticut 1.7%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,236,880
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031* (PIK)	2,672,979	103,498
		2,340,378
District of Columbia 0.8%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	223,398
Series A, AMT, 5.0%, 10/1/2043	850,000	945,285
		1,168,683
Florida 9.6%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	500,000	576,270
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	455,000	456,652
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	900,000	770,814
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	154,310
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	78,114
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	65,848
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	24,376
5.4%, 5/1/2037	1,390,000	1,390,028
Series 1, 6.55%, 5/1/2027	10,000	10,051
Series 3, 6.55%, 5/1/2027*	130,000	1
Series A-1, 6.55%, 5/1/2027	170,000	170,070
Series A-2, 6.61%, 5/1/2039	50,000	49,999
Series 2015-3, 6.61%, 5/1/2040*	165,000	2
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	150,000	166,656
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	369,827
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	544,045
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	33,437
Series A, 5.5%, 10/1/2041	3,000,000	3,276,060
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	754,449
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, Prerefunded, 5.0%, 7/1/2035	830,000	928,670
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	150,000	161,839
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,717,230
Series A, 5.0%, 7/1/2037	1,590,000	1,797,256
		13,496,004
Georgia 5.5%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,103,680
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	406,717
Atlanta, GA, Tax Allocation, Beltline Project, Series B, Prerefunded, 7.375%, 1/1/2031	1,000,000	1,101,560
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	1,000,000	1,126,740
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,140,150
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	115,834
Series A, 5.5%, 8/15/2054	180,000	213,318
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,220,000	1,456,168
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, Prerefunded, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,064,460
		7,728,627
Guam 1.8%
Guam, Government General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	1,000,000	1,144,710
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	246,280
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	1,075,240
		2,466,230
Hawaii 1.8%
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, Prerefunded, 6.625%, 11/15/2039	1,000,000	1,136,820
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	786,107
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	500,000	541,350
		2,464,277
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	326,197
Illinois 8.8%
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	455,000	475,539
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,100,520
Series B, 6.0%, 1/1/2041	2,000,000	2,292,440
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	2,000,080
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	1,114,660
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	1,000,850
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	300,000	301,452
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,308,720
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	365,000	418,359
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	578,970
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*(PIK)	150,000	17,190
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,000,000	1,120,780
Illinois, State General Obligation, 5.0%, 2/1/2029	225,000	233,620
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	432,216
		12,395,396
Indiana 4.3%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	525,000	577,941
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	365,000	395,832
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,080,520
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	522,146
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2037	1,330,000	1,568,482
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	780,000	941,039
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, Prerefunded, 5.7%, 9/1/2037	1,000,000	1,012,030
		6,097,990
Iowa 0.7%
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, Prerefunded, 6.5%, 11/15/2027	1,000,000	1,025,490
Kansas 0.2%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, Prerefunded, 7.25%, 5/15/2039	300,000	335,880
Kentucky 3.3%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	2,000,000	2,320,100
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	379,136
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,637,309
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	142,652
Series A, 5.25%, 6/1/2041	190,000	213,923
		4,693,120
Louisiana 1.7%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,018,840
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	158,430
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	950,000	952,299
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	196,970
		2,326,539
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,104,400
Maryland 4.0%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,636,155
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	375,000	429,034
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	500,000	559,455
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,101,830
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
Prerefunded, 5.75%, 1/1/2033	500,000	513,835
Prerefunded, 6.0%, 1/1/2028	1,385,000	1,425,331
		5,665,640
Massachusetts 2.2%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	505,485	11,955
Series A-2, 5.5%, 11/15/2046	101,629	99,166
Series A-1, 6.25%, 11/15/2039	1,903,948	1,978,316
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	953,296
		3,042,733
Michigan 5.6%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	312,287
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,123,320
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,000,400
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	775,000	879,765
Series I-A, 5.5%, 10/15/2045	2,000,000	2,266,400
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	205,403
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	99,698
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,000,000	1,091,000
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	860,000	863,578
		7,841,851
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,000,000	1,084,170
Mississippi 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	292,680
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	620,000	626,089
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	461,626
		1,380,395
Missouri 0.8%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	69,915
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	165,042
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	365,000	370,782
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	458,143
		1,063,882
Nebraska 0.4%
Douglas County, NE, Hospital Authority No. 2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	609,686
Nevada 3.2%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: NATL	1,390,000	1,436,370
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, Prerefunded, 5.25%, 7/1/2031	1,250,000	1,254,463
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,785,743
		4,476,576
New Jersey 7.5%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, Prerefunded, 6.625%, 7/1/2038	715,000	759,387
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	895,000	981,305
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	480,000	507,168
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	563,860
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	198,594
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,587,705
New Jersey, State Turnpike Authority Revenue, Series E, 5.0%, 1/1/2045	1,015,000	1,144,413
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	4,280,000	4,273,066
Series 1A, 5.0%, 6/1/2041	500,000	499,790
		10,515,288
New York 8.6%
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	48,037
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	311,542
Series E, 5.0%, 11/15/2042	305,000	344,156
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	500,000	537,620
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	474,775
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,315,968
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	66,386
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: NATL	8,260,000	8,266,773
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	766,713
		12,131,970
North Carolina 1.0%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, Prerefunded, 6.25%, 12/1/2033	1,000,000	1,078,590
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	330,000	338,323
		1,416,913
Ohio 2.0%
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	231,907
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	45,000	47,971
5.0%, 1/1/2046	120,000	126,324
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	689,944
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,750,203
		2,846,349
Pennsylvania 6.1%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, Prerefunded, 7.25%, 7/1/2039	2,000,000	2,251,300
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	107,921
5.25%, 7/1/2041	100,000	108,299
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	352,148
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	850,341
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2038	1,000,000	1,118,300
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	185,000	190,600
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,817,275
Series C, 5.0%, 12/1/2044	240,000	268,265
Philadelphia, PA, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	446,600	447,757
		8,512,206
Puerto Rico 0.5%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042*	750,000	193,125
Series A, 6.0%, 8/1/2042*	1,000,000	257,500
Series A, 6.375%, 8/1/2039*	950,000	244,625
		695,250
Rhode Island 0.1%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	167,950
South Carolina 2.2%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	875,000	888,974
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,195,340
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	1,013,834
		3,098,148
Tennessee 1.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017, GTY: Merrill Lynch & Co., Inc.	500,000	510,420
5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	540,000	568,220
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,081,300
		2,159,940
Texas 19.4%
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,022,470
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,022,620
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	261,381
Series A, 5.0%, 1/1/2043	1,500,000	1,642,635
Prerefunded, 6.0%, 1/1/2041	545,000	637,732
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,097,180
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,199,900
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	615,000	669,723
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,531,587
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144A, 5.75%, 10/1/2031	250,000	262,435
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2045	665,000	749,788
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, Prerefunded, 5.75%, 1/1/2033	2,000,000	2,057,480
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	285,000	329,614
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,590
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	186,706
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,351,244
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project: Series A, 6.625%, 11/15/2037 (a)	315,000	322,459
Series A, 6.75%, 11/15/2047 (a)	250,000	256,163
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A, 5.0%, 11/15/2055	570,000	481,126
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	573,095
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,146,321
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,235,920
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	165,000	183,325
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	1,000,000	1,108,350
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	1,000,000	1,104,580
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	325,970
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	931,738
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	611,102
		27,303,234
Utah 0.5%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	595,000	685,559
Virginia 1.1%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	115,000	128,486
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,482,491
		1,610,977
Washington 4.8%
King County, WA, Water Sewer Revenue, Series B, 4.0%, 7/1/2041	2,000,000	2,115,500
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	595,000	598,850
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	2,018,380
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	595,000	622,304
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	250,000	257,630
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	1,000,000	1,146,560
		6,759,224
West Virginia 0.6%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	906,776
Wisconsin 2.9%
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Charter Educational Foundation Project, Series A, 5.0%, 6/15/2046	470,000	442,585
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	500,000	555,510
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,110,000	1,216,904
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,893,104
		4,108,103
Total Municipal Bonds and Notes (Cost $178,024,057)		194,380,762

Underlying Municipal Bonds of Inverse Floaters (b) 28.6%
California 3.8%
University of California, State Revenues, Series K, 4.0%, 5/15/2036 (c)	5,000,000	5,353,550
Trust: California, State Revenues, Series 2016-XM0347, 144A, 11.74%, 5/15/2024, Leverage Factor at purchase date: 4 to 1
District of Columbia 4.2%
District of Columbia, General Obligation, Series A, 5.0%, 6/1/2041 (c)	5,000,000	5,869,750
Trust: District of Columbia, General Obligation, Series 2016-XM0326, 144A, 15.77%, 6/1/2024, Leverage Factor at purchase date: 4 to 1
Florida 4.2%
Orange County, FL, School Board Certificates Participation, Series C, 5.0%, 8/1/2034 (c)	5,000,000	5,844,050
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 15.53%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 8.0%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	5,000,000	5,807,100
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0136, 144A, 15.77%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	5,000,000	5,509,600
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0401, 144A, 7.555%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
		11,316,700
Texas 4.2%
Texas, State Transportation Commission-Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	5,000,000	5,889,650
Trust: Texas, State Transportation Commission, Series 2016-XM0405, 144A, 11.555%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 4.2%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	5,000,000	5,967,800
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 11.555%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $40,683,703)		40,241,500

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $218,707,760)†	166.7	234,622,262
Floating Rate Notes (b)	(18.7)	(26,250,000)
Series 2018 MTPS, at Liquidation Value	(49.7)	(70,000,000)
Other Assets and Liabilities, Net	1.7	2,411,106
Net Assets Applicable to Common Shareholders	100.0	140,783,368

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond*	6.05%	7/1/2031	2,672,979	1,909,657	103,498
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3*	6.61%	5/1/2040	165,000	0	2
Florida, Tolomato Community Development District, Special Assessment, Series 3*	6.55%	5/1/2027	130,000	1	1
				1,909,658	103,501

* Non-income producing security.

† The cost for federal income tax purposes was $191,044,330. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $17,327,932. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,645,137 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,317,205.

(a) When-issued security.

(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (d)	$ —	$ 234,622,262	$ —	$ 234,622,262
Total	$ —	$ 234,622,262	$ —	$ 234,622,262

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.

(d) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of May 31, 2017 (Unaudited)
Assets
Investments in securities, at value (cost $218,707,760)	$ 234,622,262
Cash	92,494
Interest receivable	3,168,003
Other assets	3,529
Total assets	237,886,288
Liabilities
Payable for investments purchased — when-issued securities	566,248
Payable for floating rate notes issued	26,250,000
Distributions payable	28,849
Interest expense payable on preferred shares	107,520
Accrued management fee	104,244
Accrued Trustees' fees	5,454
Other accrued expenses and payables	68,917
Series 2018 MTPS, net of deferred offering costs (liquidation value $70,000,000, see page 34 for more details)	69,971,688
Total liabilities	97,102,920
Net assets applicable to common shareholders, at value	$ 140,783,368
Net Assets Applicable to Common Shareholders Consist of
Undistributed net investment income	655,719
Net unrealized appreciation (depreciation) on investments	15,914,502
Accumulated net realized gain (loss)	(2,905,712)
Paid-in capital	127,118,859
Net assets applicable to common shareholders, at value	$ 140,783,368
Net Asset Value
Net Asset Value per common share ($140,783,368 ÷ 11,199,335 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$ 12.57

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended May 31, 2017 (Unaudited)
Investment Income
Income: Interest	$ 5,687,322
Expenses: Management fee	620,964
Services to shareholders	4,931
Custodian fee	930
Professional fees	48,505
Reports to shareholders	20,092
Trustees' fees and expenses	7,140
Interest expense and amortization of MTPS debt issuance costs	915,518
Stock exchange listing fees	11,161
Other	45,019
Total expenses	1,674,260
Net investment income	4,013,062
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(364,605)
Change in net unrealized appreciation (depreciation) on investments	5,281,144
Net gain (loss)	4,916,539
Net increase (decrease) in net assets resulting from operations	$ 8,929,601

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended May 31, 2017 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 8,929,601
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(29,979,168)
Net amortization of premium/(accretion of discount)	246,147
Proceeds from sales and maturities of long-term investments	23,818,926
(Increase) decrease in interest receivable	31,965
(Increase) decrease in other assets	3,453
(Increase) decrease in receivable for investments sold	1,204,980
Increase (decrease) in payable for investments purchased	(1,107,210)
Increase (decrease) in payable for investments purchased — when-issued securities	566,248
Increase (decrease) in other accrued expenses and payables	33,144
Change in net unrealized (appreciation) depreciation on investments	(5,281,144)
Net realized (gain) loss from investments	364,605
Cash provided by (used in) operating activities	(1,168,453)
Cash Flows from Financing Activities
(Increase) decrease in deferred offering cost on Series 2018 MTPS	28,156
Distributions paid (net of reinvestment of distributions)	(4,198,335)
Increase (decrease) in payable for floating rate notes issued	3,750,000
Cash provided by (used in) financing activities	(420,179)
Increase (decrease) in cash	(1,588,632)
Cash at beginning of period	1,681,126
Cash at end of period	$ 92,494
Supplemental Disclosure
Reinvestment of distributions	$ 113,783
Interest expense and fees on floating rate notes issued	$ (219,156)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016

Operations: Net investment income	$ 4,013,062	$ 8,931,784
Net realized gain (loss)	(364,605)	3,115,441
Change in net unrealized appreciation (depreciation)	5,281,144	(11,615,130)
Net increase (decrease) in net assets resulting from operations	8,929,601	432,095
Net increase (decrease) in net assets applicable to common shareholders	8,929,601	432,095
Distributions to common shareholders from: Net investment income	(3,861,924)	(8,775,422)
Net realized gains	(389,415)	—
Total distributions	(4,251,339)	(8,775,422)
Fund share transactions: Net proceeds from shares issued to common shareholders from reinvestment of distributions	113,783	367,251
Net increase (decrease) in net assets from Fund share transactions	113,783	367,251
Increase (decrease) in net assets	4,792,045	(7,976,076)
Net assets at beginning of period applicable to common shareholders	135,991,323	143,967,399
Net assets at end of period applicable to common shareholders (including undistributed net investment income of $655,719 and $504,581, respectively)	$ 140,783,368	$ 135,991,323
Other Information
Common shares outstanding at beginning of period	11,190,088	11,162,530
Shares issued to common shareholders from reinvestment of distributions	9,247	27,558
Common shares outstanding at end of period	11,199,335	11,190,088

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Six Months Ended 5/31/17 (Unaudited)		Years Ended November 30,
		2016	2015	2014	2013	2012
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$ 12.15	$ 12.90	$ 13.27	$ 12.52	$ 14.46	$ 12.49
Income (loss) from investment operations: Net investment income[a]	.36	.80	.83	.87	.87	.95
Net realized and unrealized gain (loss)	.44	(.76)	(.29)	.81	(1.89)	1.75
Total from investment operations	.80	.04	.54	1.68	(1.02)	2.70
Distributions to ARPS from net investment income (common share equivalent)	—	—	(.00)***	(.00)***	(.00)***	(.02)
Net increase (decrease) in net assets resulting from operations	.80	.04	.54	1.68	(1.02)	2.68
Less distributions to common shareholders from: Net investment income	(.35)	(.79)	(.90)	(.92)	(.92)	(.93)
Net realized gains	(.03)	—	(.01)	(.01)	—	—
Total distributions	(.38)	(.79)	(.91)	(.93)	(.92)	(.93)
NAV accretion resulting from ARPS tendered at a discount[a]	—	—	—	—	—	.22
Net asset value, end of period	$ 12.57	$ 12.15	$ 12.90	$ 13.27	$ 12.52	$ 14.46
Market price, end of period	$ 12.70	$ 12.08	$ 13.03	$ 13.30	$ 12.21	$ 15.49
Total Return
Based on net asset value (%)[b]	6.69**	(.07)	4.15	13.80	(7.31)	23.77
Based on market price (%)[b]	8.41**	(1.63)	4.97	16.96	(15.62)	24.23
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	141	136	144	148	139	160
Ratio of expenses (%) (including interest expense)[c,d]	2.44*	1.88	1.71	1.73	1.69	1.30
Ratio of expenses (%) (excluding interest expense)[e]	1.11*	1.12	1.19	1.20	1.16	1.23
Ratio of net investment income (%)	5.85*	6.09	6.33[f]	6.69[f]	6.43[f]	7.06[f]
Portfolio turnover rate (%)	10**	37	24	19	34	41

Financial Highlights (continued)
Six Months Ended 5/31/17 (Unaudited)		Years Ended November 30,
		2016	2015	2014	2013	2012
Senior Securities
Preferred shares information at end of period, aggregate amount outstanding: ARPS ($ millions)	—	—	—	10	10	10
Series MTPS ($ millions)	70	70	70	60	60	60
Asset coverage per share ($)[g]	75,280	73,568	76,417	77,781	74,663	82,268
Liquidation and market price per share ($)	25,000	25,000	25,000	25,000	25,000	25,000

[a] Based on average common shares outstanding during the period.

[b] Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series MTPS.

[d] The ratio of expenses (based on net assets of common and Preferred Shares, including interest expense) was 1.62%, 1.27%, 1.16, 1.17%, 1.15% and 0.89% for the periods ended May 31, 2017, November 30, 2016, 2015, 2014, 2013 and 2012, respectively.

[e] The ratio of expenses (based on net assets of common and Preferred Shares, excluding interest expense) was 0.73%, 0.76%, 0.80%, 0.81%, 0.79% and 0.85% for the periods ended May 31, 2017, November 30, 2016, 2015, 2014, 2013 and 2012, respectively.

[f] The ratio of net investment income after distributions paid to ARPS was 6.33%, 6.68%, 6.42% and 6.94% for the periods ended November 30, 2015, 2014, 2013 and 2012, respectively.

[g] Asset coverage per share equals net assets of common shares plus the liquidation value of the preferred shares divided by the total number of preferred shares outstanding at the end of the period.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Strategic Municipal Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the "TOB Trust"). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in "Interest expense" in the Statement of Operations. For the six months ended May 31, 2017, interest expense related to floaters amounted to $219,156. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2017 was approximately $25,096,000, with a weighted average interest rate of 1.75%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") preclude banking entities from sponsoring and/or providing services to TOB Trusts. In response to these rules, investment market participants have developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. As of July 17, 2017, the Volcker Rule's final compliance date, all Fund TOB Trusts were structured to be in compliance with the Volcker Rule Any new TOB Trust structures must currently comply with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to traditional TOB Trust structures, with certain key differences. The basic features of the new Volcker-compliant TOB Trust structure currently intended to be implemented by the funds are as follows:

— Portfolio management continues to make certain basic investment determinations, such as which bonds are placed in the TOB Trust, the amount of leverage for any given transaction, whether the transaction is structured as non-recourse or recourse, etc.

— Similar to traditional TOB Trust structures, the fund continues to be the holder of the TOB Inverse Floater Residual Interests.

— Unlike traditional TOB Trust structures, a bank or financial institution no longer serves as the sponsor, depositor, or trust administrator nor does it have any discretionary decision making authority with respect to the TOB Trust.

— Consistent with traditional TOB Trust structures, a bank or financial institution serves as the trustee, liquidity provider, and remarketing agent.

— A third-party administrative agent retained by the fund performs certain of the roles and responsibilities historically provided by banking entities in traditional TOB Trust structures, including certain historical sponsor/administrative roles and responsibilities.

The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2016, the Fund had a net tax basis capital loss carryforward of approximately $3,563,000, including $367,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or November 30, 2019, the expiration date, whichever occurs first; and $3,196,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($1,892,000) and long-term losses ($1,304,000).

The Fund has reviewed the tax positions for the open tax years as of November 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, reclassification of distributions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Preferred Shares. At May 31, 2017, the Fund had issued and outstanding 2,800 Floating Rate Municipal Term Preferred Shares ("Series 2018 MTPS") in a private offering with an aggregate liquidation preference of $70,000,000 ($25,000.00 per share). The Series 2018 MTPS are floating rate preferred shares with a mandatory term redemption date of June 1, 2018, unless extended. Dividends on the Series 2018 MTPS are set weekly to a fixed spread (dependent on the then current rating of the Series 2018 MTPS) to the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index. The average annualized dividend rate on the MTPS for the period December 1, 2016 through May 31, 2017 was 1.73%. In the Fund's Statement of Assets and Liabilities, the Series 2018 MTPS' aggregate liquidation preference is shown as a liability since the series 2018 MTPS have a stated mandatory redemption date. Dividends paid on the Series 2018 MTPS are treated as interest expense and recorded as incurred. For the period December 1, 2016 through May 31, 2017, interest expense related to Series 2018 MTPS amounted to $668,206. Costs directly related to the issuance of Series 2018 MTPS have been deferred and are being amortized over the life of the MTPS. The Series 2018 MTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation. The Fund used a portion of the proceeds from the sale of its Series 2018 MTPS to fund the redemption on June 1, 2015 of all of its outstanding Floating Rate Municipal Term Preferred Shares ("Series 2015 MTPS"). The Fund used the remaining portion of its Series 2018 MTPS offering proceeds to fund the redemption of all of its outstanding Series T municipal auction rate cumulative preferred shares ("ARPS"). The redemption date for the Fund’s ARPS was June 8, 2015. The ARPS were redeemed at their liquidation preference per share plus dividends owed to, but excluding, the redemption date.

As a result of its Series 2018 MTPS issuance and the redemption of the outstanding Series 2015 MTPS and ARPS, the Fund’s leverage attributable to preferred shares remains unchanged.

Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2018 MTPS, the Fund is subject to various investment restrictions that are substantially similar to those that were in place with respect to the Series 2015 MTPS. These investment restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2018 MTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the Series 2018 MTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2018 MTPS in accordance with the Fund's charter documents and the 1940 Act.

The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the Fund's common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's common shares. Changes in the value of the Fund's portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed by the rating agencies that rate the preferred shares. There is no assurance that the Fund's leveraging strategy will be successful.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at May 31, 2017.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2017, purchases and sales of investment securities (excluding short-term investments) aggregated $29,979,168 and $23,818,926, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.60% of the Fund's average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2018 MTPS).

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2017, the amount charged to the Fund by DSC aggregated $2,675, of which $1,361 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2017, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $7,225, of which $7,225 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the period ended May 31, 2017, the Fund engaged in securities purchases of $7,220,000 and securities sales of $7,970,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2017 and the year ended November 30, 2016, the Fund did not repurchase shares in the open market.

On September 21, 2016, the Fund announced that the Fund’s Board of Trustees extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2016 until November 30, 2017, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2015 and ran until November 30, 2016.

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a "Participant"). DST Systems, Inc. (the "Plan Agent") has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at deutschefunds.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact Deutsche AM Service Company (the "Transfer Agent") at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the "Account") for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares") and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche Strategic Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o Deutsche AM Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to Deutsche AM Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Additional Information

Automated Information Line	Deutsche AM Closed-End Fund Info Line (800) 349-4281
Web Site	deutschefunds.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset Management Attn: Secretary of the Deutsche Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	Deutsche AM Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com.
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

NYSE Symbol	KSM
CUSIP Number	Common Shares	25159F 102

Privacy Statement

FACTS	What Does Deutsche Asset Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	Deutsche AM Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Investor Services, Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset Management collect my personal information?

We collect your personal information, for example, when you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset Management does not jointly market.
Rev. 05/2017

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a

Total	-	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

On September 21, 2016, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2016 until November 30, 2017, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2015 and ran until November 30, 2016.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	7/28/2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	7/28/2017